Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	KSIX Media Holdings, Inc.
Entity Central Index Key	0001392694
Document Type	8-K/A
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	Amendment no.1
Trading Symbol	KSIX